INCOME TAXES - Reconciliation of the statutory federal income tax rate with the Company's effective income tax rate (Details)		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal statutory tax rate	35.00%			21.00%	21.00%
Foreign taxes less than U.S. statutory rate				1.20%	1.10%
State income tax, net of federal benefit				1.40%	(67.20%)
Uncertain tax positions				0.80%	348.20%
Change in valuation allowance				(1.10%)	(5.90%)
GILTI				1.50%	21.10%
Meals and entertainment				0.50%	6.80%
Foreign expenses not deductible for tax				1.70%	56.10%
Transaction costs not deductible for tax				2.00%	13.30%
Canadian restructuring					(562.40%)
Canadian Branch Income				1.80%	0.00%
Other expenses not deductible for tax				(1.00%)	(0.10%)
Total		39.30%	30.60%	29.80%	(168.00%)